CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (23,192)		$ (5,850)		$ 30,619
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	22,582		24,121		14,794
Impairment of goodwill and other intangible assets	31,879		18,043
Gain from the sale of investment accounted for at cost			(3,034)		(24,314)
Stock-based compensation of options and RSUs related to employees and non- employees	2,445		2,009		1,726
Accrued severance pay, net	88		(285)		(135)
Accrued interest and exchange rate differences on restricted cash, marketable securities and deposits, net	(209)		500		(246)
Exchange rate differences on long-term loans	90		(112)		(415)
Capital loss from disposal of property and equipment	61		286		270
Deferred income taxes	(3,657)		(428)		(250)
Decrease (increase) in trade receivables, net	(9,891)		646		(1,562)
Increase in other assets (including short-term, long-term and deferred charges)	(3,054)		(21,062)		(5,545)
Decrease (increase) in inventories	(4,969)		4,889		2,946
Increase (decrease) in trade payables	(2,176)		7,066		(4,759)
Increase (decrease) in accrued expenses	(1,265)		11		2,256
Increase (decrease) in advances from customers held by trustees, net	2,897		547		(1,133)
Increase (decrease) in other accounts payable and other long-term liabilities	4		(8,972)		4,574
Net cash provided by operating activities	21,571		8,597		12,934
Cash flows from (used in) investing activities:
Purchase of property and equipment	4,646		8,948		7,638
Proceeds from sale of investment accounted for at cost			3,034		24,314
Purchase of held-to-maturity marketable securities and deposits					(30,693)
Proceeds from held-to-maturity marketable securities and deposits					62,384
Purchase of available-for-sale marketable securities					(4,804)
Proceeds from available-for-sale marketable securities					4,888
Investment in restricted cash (including long-term)	(24,507)		(23,548)		(2,941)
Proceeds from restricted cash (including long-term)	28,639		23,014		1,339
Proceeds from working capital adjustment to subsidiary purchase price			1,465
Investment in restricted cash held by trustees	(35,442)		(11,737)		(12,346)
Proceeds from restricted cash held by trustees	35,447		10,660		13,673
Acquisitions of subsidiaries, net of cash acquired		[1],[2],[3]	(1,867)	[1],[2],[3]	(153,883)	[1],[2],[3]
Purchase of intangible assets	(89)		(38)		(2,515)
Net cash used in investing activities	(598)		(7,965)		(108,222)
Cash flows from (used in) financing activities:
Exercise of stock options and issuance of restricted share units	254		27		39
Repayment of convertible subordinated notes	(14,322)		(835)		(839)
Short-term bank credit, net	546		842		(946)
Proceeds from long-term loans	10,000				40,000
Repayment of long-term loans	(6,452)		(1,225)		(8,409)
Net cash provided by (used in) financing activities	(9,974)		(1,191)		29,845
Effect of exchange rate changes on cash and cash equivalents	(262)		(448)		9
Increase (decrease) in cash and cash equivalents	10,737		(1,007)		(65,434)
Cash and cash equivalents at the beginning of the year	56,231		57,238		122,672
Cash and cash equivalents at the end of the year	66,968		56,231		57,238
Cash paid during the year for:
Interest	4,135		2,306		1,334
Income taxes	906		672		400
Non-cash transactions:
Conversion of long-term convertible subordinated notes	52		9		1
Classification from inventories to property and equipment	2,050		1,997		717
Classification from property and equipment to inventories	858		110		128
Purchase of intangible assets	1,505
Raysat Antenna Systems [Member]
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)					(4,727)
Property and equipment					3,147
Intangible assets					9,778
Goodwill					20,162
Other non-current assets					2,144
Long-term liabilities					(3,436)
Net assets acquired					27,068
Deferred payment					(751)
Purchase price, total					26,317
Wavestream Corporation [Member]
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)					4,816
Property and equipment					3,513
Intangible assets					43,568
Goodwill					85,920	[4]
Other non-current assets					355
Long-term liabilities					(9,097)	[5],[6]
Net assets acquired					129,075
Contingent consideration					(1,509)
Purchase price, total					127,566
Cicat Networks, Inc. [Member]
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)			226
Property and equipment			42
Intangible assets			720
Goodwill			1,890
Other non-current assets			209
Long-term liabilities			(398)
Net assets acquired			2,689
Contingent consideration			(822)
Purchase price, total			$ 1,867

[1]	Payment for the acquisition of RAS (see also Note 1c): Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital (excluding cash and cash equivalents) $ (4,727) Property and equipment 3,147 Intangible assets 9,778 Goodwill 20,162 Other non-current assets 2,144 Long-term liabilities (3,436) 27,068 Deferred payment (751) $ 26,317
[2]	Payment for the acquisition of Wavestream (see also Note 1d): Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Year ended December 31, 2012 2011 2010 Working capital (excluding cash and cash equivalents) $ 4,816 Property and equipment 3,513 Other non-current assets 355 Goodwill 85,920 Intangible assets 43,568 Long-term liabilities *) (9,097) 129,075 Contingent consideration (1,509) $ 127,566 *) Mainly deferred tax liabilities
[3]	Payment for the acquisition of CICAT (see also Note 1g): Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Year ended December 31, 2012 2011 2010 Working capital (excluding cash and cash equivalents) $ 226 Property and equipment 42 Intangible assets 720 Goodwill 1,890 Other non-current assets 209 Long-term liabilities (398) 2,689 Contingent consideration (822) $ 1,867
[4]	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment
[5]	Mainly deferred tax liabilities
[6]	Mainly attributed to deferred tax liabilities.